Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income	$ 264,021	$ 447,308	$ 107,150
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of net premium on investments	69,080	96,402	93,754
Amortization of intangible assets	24,646	25,919	26,593
Net realized and unrealized investment (gains) losses	(232,491)	(26,266)	297,479
Changes in:
Reinsurance balances, net	(84,767)	(95,737)	(122,866)
Reinsurance recoverable on paid and unpaid losses, net of ceded premiums payable	(481,173)	(46,235)	55,172
Funds held by reinsured companies and funds held–directly managed	47,383	(59,069)	131,713
Deferred acquisition costs	(34,822)	2,000	(5,784)
Net tax assets and liabilities	42,337	(135,153)	(105,635)
Non-life and life and health reserves	571,907	214,071	(118,976)
Unearned premiums	94,945	(16,126)	(39,630)
Other net changes in operating assets and liabilities	(38,190)	38,195	(158)
Net cash provided by operating activities	242,876	445,309	318,812
Redemptions of fixed maturities	572,638	595,381	743,743
Sales and redemptions of short-term investments	169,555	148,665	178,166
Purchases of short-term investments	(143,859)	(124,079)	(200,533)
Consideration paid to acquire Aurigen, net of cash acquired	233,233	0		$ 0
Other, net	(65,753)	(749,194)	(151,198)
Net cash provided by (used in) investing activities	98,821	(34,055)	295,274
Cash flows from financing activities
Dividends paid to common and preferred shareholders	(191,109)	(491,473)	(190,339)
Settlement of share-based awards upon change in control	0	(75,531)	0
Proceeds from issuance of Class B common shares	11,000	0	0
Repurchase of common shares	0	0	(71,376)
Reissuance of treasury shares, net of taxes	0	10,965	7,996
Redemption of preferred shares	0	(149,523)	0
Issuance of senior notes	0	824,002	0
Redemption of debt	(207,130)	(271,961)	0
Distributions to noncontrolling interests	0	0	(55,820)
Net cash used in financing activities	(387,239)	(153,521)	(309,539)
Effect of foreign exchange rate changes on cash	44,226	(61,502)	(40,918)
(Decrease) increase in cash and cash equivalents	(1,316)	196,231	263,629
Cash and cash equivalents—beginning of year	1,773,328	1,577,097	1,313,468
Cash and cash equivalents—end of year	1,772,012	1,773,328	1,577,097	$ 1,313,468
Supplemental cash flow information:
Taxes paid	66,228	188,650	220,336
Interest paid	40,989	46,417	49,259
Fixed maturities
Sales of fixed maturities and sales of equities	12,524,296	12,404,085	7,796,537
Purchases of fixed maturities and purchases of equities	(12,465,127)	(12,704,275)	(8,608,288)
Equities
Sales of fixed maturities and sales of equities	16,232	402,481	1,184,380
Purchases of fixed maturities and purchases of equities	$ (275,928)	$ (7,119)	$ (647,533)